Note 17 - Deferred Income Tax and Social Contribution - Deferred Taxes Not Related to Tax Losses (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	R$ 579.0	R$ (359.9)	R$ (18.3)
Temporary differences, investment securities [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	10.0	10.0
Temporary differences, investment securities [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)
Temporary differences, investment securities [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	10.0
Temporary differences, intangible assets [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,067.5)	(1,031.1)
Temporary differences, intangible assets [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1.2)
Temporary differences, intangible assets [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,066.3)
Temporary differences, employee benefits [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	746.1	614.8
Temporary differences, employee benefits [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	63.6
Temporary differences, employee benefits [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	682.5
Temporary differences, trade payables [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	2,083.7	1,535.9
Temporary differences, trade payables [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(202.3)
Temporary differences, trade payables [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	2,286.0
Temporary differences, trade receivable [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	42.2	39.0
Temporary differences, trade receivable [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	41.8
Temporary differences, trade receivable [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	0.4
Temporary differences, derivatives [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(178.3)	(285.5)
Temporary differences, derivatives [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(62.2)
Temporary differences, derivatives [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(116.1)
Temporary differences, inventories [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	304.9	221.9
Temporary differences, inventories [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	314.7
Temporary differences, inventories [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(9.8)
Temporary differences, property, plant and equipment [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,133.0)	(1,276.8)
Temporary differences, property, plant and equipment [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(117.9)
Temporary differences, property, plant and equipment [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,015.1)
Temporary differences, withholding tax over undistributed profits and royalties [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,115.1)	(863.8)
Temporary differences, withholding tax over undistributed profits and royalties [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(96.5)
Temporary differences, withholding tax over undistributed profits and royalties [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,018.6)
Temporary differences, investments in joint ventures [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(421.6)	(421.6)
Temporary differences, investments in joint ventures [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)
Temporary differences, investments in joint ventures [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(421.6)
Temporary differences, provisions [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	463.6	339.1
Temporary differences, provisions [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	221.2
Temporary differences, provisions [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	242.4
Impact of adoption of IFRS accounting policy [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	42.7	47.2
Impact of adoption of IFRS accounting policy [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(0.6)
Impact of adoption of IFRS accounting policy [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	43.3
Temporary differences, other items [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	72.4	R$ (4.0)
Temporary differences, other items [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	14.0
Temporary differences, other items [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	58.4
Deferred taxes not related to tax losses [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(149.9)
Deferred taxes not related to tax losses [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	174.6
Deferred taxes not related to tax losses [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	R$ (324.5)